22. Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Expense
Interest on junior subordinated debentures									$ 524,696	$ 460,142
Income tax benefit									2,909,330	1,923,912
Net income	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	6,231,298	5,484,278
Parent Company [Member]
Income
Bank subsidiary distributions									3,206,000	2,940,000
Dividends on Capital Trust									15,757	13,818
Total income									3,221,757	2,953,818
Expense
Interest on junior subordinated debentures									524,696	460,142
Administrative and other									344,657	345,842
Total expense									869,353	805,984
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									2,352,404	2,147,834
Income tax benefit									290,224	269,335
Income before equity in undistributed net income of subsidiary									2,642,628	2,417,169
Equity in undistributed net income of subsidiary									3,588,670	3,067,109
Net income									$ 6,231,298	$ 5,484,278